Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Consolidated Statements of Cash Flows
Net loss	$ (3,621,884)	$ (2,898,510)	$ (9,372,772)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense (Notes 6 and 7)	154,387	5,353	55,687
Changes in fair values of warrant liabilities (Notes 9(a) and 9(b))	33,436	137,764	(5,362)
Common shares issued for services	0	0	29,737
Common shares of MedMelior issued for services (Note 12)	0	0	2,961,835
Depreciation (Note 4)	0	0	18,435
Financial guarantee liability (Note 16(c))	(758,834)	34,050	23,917
Foreign exchange loss	275,182	26,190	203,212
Gain on extinguishment/forgiveness of debts (Note 14)	(110,219)	(469,129)	0
Interest expense	65,465	0	0
Loss on debt modification (Note 6)	0	0	197,205
Penalties recovery	(305,437)	0	0
Settlements and legal provisions, net (Note 16(a))	(556,640)	(130,000)	0
Share-based payments (Notes 11(b), 11(c), 11(d) and 14)	2,049,925	500,263	951,065
Changes in working capital accounts:
Amounts receivable	27,911	(22,350)	310,007
Prepaids and other current assets	42,688	(198,603)	595,198
Accounts payable and accrued liabilities	108,830	(701,563)	2,212,993
Due to related parties	573,438	1,244,125	475,337
Income tax payable	0	0	(160,006)
Net cash used in operating activities	(2,021,752)	(2,472,410)	(1,503,512)
Financing activities
Proceeds from issuance of common shares and warrants, net (Note 8)	705,000	2,201,543	647,166
Proceeds from issuance of common shares and warrants by MedMelior (Note 12)	0	0	186,147
Proceeds from subscriptions received (Notes 8(f), 8(o) and 14)	43,100	0	74,000
Proceeds from subscriptions received by MedMelior (Note 12)	20,240	0	428,576
Proceeds from convertible debenture, net (Note 6)	1,224,200	300,000	0
Net cash provided by financing activities	1,992,540	2,501,543	1,335,889
Effects of exchange rate changes on cash	8	(56)	2,417
Net change in cash	(29,204)	29,077	(165,206)
Cash - beginning of year	37,384	8,307	173,513
Cash - end of year	$ 8,180	$ 37,384	$ 8,307